Derivative Financial Instruments - Forward foreign exchange contracts (Details) € in Thousands, £ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) contract	Jun. 30, 2017 USD ($)	Jun. 30, 2018 GBP (£) contract	Jun. 30, 2018 EUR (€) contract	Jun. 30, 2018 USD ($) contract	Jun. 30, 2017 USD ($)	Jun. 30, 2018 $ / £	Jun. 30, 2018 $ / €
Forward foreign exchange contracts
Unrealized (loss)/gain on derivative financial instruments held for trading | $	$ 74	$ (3,487)			$ 17,235	$ (1,172)
Forward foreign exchange contracts
Forward foreign exchange contracts
Total Exchange Amount			£ 1,800	€ 69,495
Unrealized (loss)/gain on derivative financial instruments held for trading | $	$ (3,764)	$ 1,491			$ (2,916)	$ 1,968
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in July to December 2018
Forward foreign exchange contracts
Number of contracts	6		6	6	6
Fixed Exchange Rate							1.3042	1.1966
Total Exchange Amount			£ 1,800	€ 6,000
GasLog with counterparty Nordea Bank Finland, settlement in July to December 2018
Forward foreign exchange contracts
Number of contracts	6		6	6	6
Fixed Exchange Rate | $ / €								1.1986
Total Exchange Amount | €				€ 4,500
GasLog with counterparty DNB Bank ASA ("DNB"), Settlement In July 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1746
Total Exchange Amount | €				€ 1,995
GasLog with counterparty Citibank, settlement in July 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.2023
Total Exchange Amount | €				€ 2,000
GasLog with counterparty Citibank, settlement in August 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.2048
Total Exchange Amount | €				€ 2,000
GasLog with counterparty Citibank, settlement in September 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.2072
Total Exchange Amount | €				€ 2,000
GasLog with counterparty Citibank, settlement in October 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.2099
Total Exchange Amount | €				€ 2,000
GasLog with counterparty Citibank, settlement in November 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.2123
Total Exchange Amount | €				€ 2,000
GasLog with counterparty Citibank, settlement in December 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.2148
Total Exchange Amount | €				€ 2,000
GasLog with counterparty Citibank, traded in May 2018, settlement in July 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1758
Total Exchange Amount | €				€ 1,000
GasLog with counterparty Citibank, traded in May 2018, settlement in August 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1786
Total Exchange Amount | €				€ 1,000
GasLog with counterparty Citibank, traded in May 2018, settlement in September 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1816
Total Exchange Amount | €				€ 1,000
GasLog with counterparty Citibank, traded in May 2018, settlement in October 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1844
Total Exchange Amount | €				€ 1,000
GasLog with counterparty Citibank, traded in May 2018, settlement in November 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1875
Total Exchange Amount | €				€ 1,000
GasLog with counterparty Citibank, traded in May 2018, settlement in December 2018
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1905
Total Exchange Amount | €				€ 1,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), traded in May 2018, settlement in July to December 2018
Forward foreign exchange contracts
Number of contracts	6		6	6	6
Fixed Exchange Rate | $ / €								1.1831
Total Exchange Amount | €				€ 6,000
GasLog with counterparty HSBC Bank PLC, traded in May 2018, settlement in July to December 2018
Forward foreign exchange contracts
Number of contracts	6		6	6	6
Fixed Exchange Rate | $ / €								1.1847
Total Exchange Amount | €				€ 3,000
GasLog with counterparty Citibank, settlement in january 2019
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1954
Total Exchange Amount | €				€ 2,500
GasLog with counterparty Citibank, settlement in February 2019
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1983
Total Exchange Amount | €				€ 2,500
GasLog with counterparty Citibank, settlement in March 2019
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.2012
Total Exchange Amount | €				€ 2,500
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in January to March 2019
Forward foreign exchange contracts
Number of contracts	3		3	3	3
Fixed Exchange Rate | $ / €								1.1984
Total Exchange Amount | €				€ 7,500
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in April 2019
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1903
Total Exchange Amount | €				€ 2,500
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in May 2019
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1936
Total Exchange Amount | €				€ 2,500
GasLog with counterparty ABN Amro Bank NV ("ABN"), settlement in June 2019
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1968
Total Exchange Amount | €				€ 2,500
GasLog with counterparty Dnb Bank, settlement in April 2019
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1910
Total Exchange Amount | €				€ 2,500
GasLog with counterparty Dnb Bank, settlement in May 2019
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1943
Total Exchange Amount | €				€ 2,500
GasLog with counterparty Dnb Bank, settlement in June 2019
Forward foreign exchange contracts
Number of contracts	1		1	1	1
Fixed Exchange Rate | $ / €								1.1975
Total Exchange Amount | €				€ 2,500